Notes Receivable, net and Other (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash interest income	$ 0
Discount amortization	135,000	$ 119,000
Future ownership rights of parking parcel
Accounts, Notes, Loans and Financing Receivable [Line Items]
Imputed interest	73,000	72,000
Free use of parking easement prior to development commencement
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accumulated amortization	$ 117,000	$ 118,000